Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments
4.	Investments
Available-for-Sale
Securities
The amortized cost and estimated fair value of
available-for-sale
securities are as follows:

	September 30, 2025
	Amortized Cost	Allowance for Credit Loss	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Treasury and U.S. government agencies	$33,017	$—	$46	$(13)	$33,050
Corporate debt securities	210,935	—	1,720	(140)	212,515
Asset-backed securities	83,619	—	701	(2)	84,318

Total fixed maturity securities	327,571	—	2,467	(155)	329,883

Short-term investments	27,098	—	1	(1)	27,098

Total available-for-sale investments	$354,669	$—	$2,468	$(156)	$356,981

	December 31, 2024
	Amortized Cost	Allowance for Credit Loss	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Treasury and U.S. government agencies	$75,532	$—	$—	$(298)	$75,234
Corporate debt securities	109,174	—	164	(548)	108,790
Asset-backed securities	29,799	—	262	(40)	30,021

Total fixed maturity securities	214,505	—	426	(886)	214,045

Total available-for-sale investments	$214,505	$—	$426	$(886)	$214,045

A summary of the aggregate estimated fair values of
available-for-sale
securities with unrealized losses segregated by time period in an unrealized loss position is as follows:

	September 30, 2025
	Less than 12 months		12 months or greater		Total
	Estimated Fair Value	Unrealized losses	Estimated Fair Value	Unrealized losses	Estimated Fair Value	Unrealized losses
U.S. Treasury and U.S. government agencies	$16,720	$(7)	$16,330	$(6)	$33,050	$(13)
Corporate debt securities	172,690	(29)	39,825	(111)	212,515	(140)
Asset-backed securities	73,815	—	10,503	(2)	84,318	(2)
Short-term investments	$27,098	$(1)	$—	$—	$27,098	$(1)

Total	$290,323	$(37)	$66,658	$(119)	$356,981	$(156)

	December 31, 2024
	Less than 12 months		12 months or greater		Total
	Estimated Fair Value	Unrealized losses	Estimated Fair Value	Unrealized losses	Estimated Fair Value	Unrealized losses
U.S. Treasury and U.S. government agencies	$21,209	$(145)	$41,355	$(153)	$62,564	$(298)
Corporate debt securities	60,993	(198)	47,797	(350)	108,790	(548)
Asset-backed securities	13,869	(11)	16,152	(29)	30,021	(40)

Total	$96,071	$(354)	$105,304	$(532)	$201,375	$(886)

As of September 30, 2025 and December 31, 2024, there were 23 and 65 available-for-sale
fixed-maturity securities, respectively, in an unrealized loss position.
A summary of the amortized cost and estimated fair value of
available-for-sale
securities at September 30, 2025, by contractual maturity is as follows. The expected maturities may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value
Years to maturity
Government and corporate securities:
Due in one year or less	$74,798	$74,889
Due after one year through five years	194,444	195,953
Due after five years through 10 years	1,808	1,821
Due after 10 years	—	—
Other securities, which provide for periodic payments:
Asset-backed securities	83,619	84,318

Total	$354,669	$356,981

The following table presents components of the Company’s net investment income for the three and nine month period ended September 30, 2025:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Fixed maturities, available-for-sale	$3,548	$1,730	$7,818	$5,595
Short-term investments	172	—	172	—
Cash and cash equivalents	3,336	2,149	8,297	5,103

Gross investment income	7,056	3,879	16,287	10,698
Investment expenses	(150)	$(122)	(499)	(279)

Net investment income	$6,906	$3,757	$15,788	$10,419

Proceeds from sales or maturities of fixed maturity
available-for-sale
securities for the three months ended September 30, 2025 were $5,989 with $44 and $3 of gross realized gains and losses, respectively. For the three months ended September 30, 2024, proceeds from sales of fixed maturity available-for-sale
securities totaled $16,750, with $23 and $5 of gross realized gains and losses, respectively. Proceeds from sales or maturities of fixed maturity available-for-sale
securities for the nine months ended September 30, 2025 were $109,475 with $655 and $113 of gross realized gains and losses, respectively. For the nine months ended September 30, 2024, proceeds from sales of fixed maturity available-for-sale
securities totaled $68,890, with $112 and $9 of gross realized gains and losses, respectively. There were no sales or maturities of short-term securities for the periods above.
The Company did not record any activity pertaining to the allowance for credit losses as of September 30, 2025 or December 31, 2024.

4.	Investments
Available-for-Sale
Securities
The amortized cost and estimated fair value of
available-for-sale
securities are as follows:

	December 31, 2024
	Amortized Cost	Allowance for Credit Loss	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Treasury and U.S. government agencies	$75,532	$—	$—	$(298)	$75,234
Corporate debt securities	109,174	—	164	(548)	108,790
Asset-backed securities	29,799	—	262	(40)	30,021

Total fixed maturity securities	214,505	—	426	(886)	214,045

Short-term investments	—	—	—	—	—

Total available-for-sale investments	$214,505	$—	$426	$(886)	$214,045

	December 31, 2023
	Amortized Cost	Allowance for Credit Loss	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Treasury and U.S. government agencies	$101,717	$—	$—	$(1,163)	$100,554
Corporate debt securities	52,879	—	213	(573)	52,519
Asset-backed securities	39,989	—	332	(194)	40,127

Total fixed maturity securities	194,585	—	545	(1,930)	193,200

Short-term investments	1,957	—	—	—	1,957

Total available-for-sale investments	$196,542	$—	$545	$(1,930)	$195,157

A summary of the aggregate estimated fair values of
available-for-sale
securities with unrealized losses segregated by time period in an unrealized loss position is as follows:

	December 31, 2024
	Less than 12 months		12 months or greater		Total
	Estimated Fair Value	Unrealized losses	Estimated Fair Value	Unrealized losses	Estimated Fair Value	Unrealized losses
U.S. Treasury and U.S. government agencies	$21,209	$(145)	$41,355	$(153)	$62,564	$(298)
Corporate debt securities	60,993	(198)	47,797	(350)	108,790	(548)
Asset-backed securities	13,869	(11)	16,152	(29)	30,021	(40)
Short-term investments	—	—	—	—	—	—

Total	$96,071	$(354)	$105,304	$(532)	$201,375	$(886)

	December 31, 2023
	Less than 12 months		12 months or greater		Total
	Estimated Fair Value	Unrealized losses	Estimated Fair Value	Unrealized losses	Estimated Fair Value	Unrealized losses
U.S. Treasury and U.S. government agencies	$—	$—	$93,537	$(1,163)	$93,537	$(1,163)
Corporate debt securities	41,245	(71)	11,274	(502)	52,519	(573)
Asset-backed securities	—	—	40,127	(194)	40,127	(194)
Short-term investments	1,957	—	—	—	1,957	—

Total	$43,202	$(71)	$144,938	$(1,859)	$188,140	$(1,930)

A summary of the amortized cost and estimated fair value of
available-for-sale
securities at December 31, 2024, by contractual maturity is as follows. The expected maturities may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value
Years to maturity
Government and corporate securities:
Due in one year or less	$59,171	$59,012
Due after one year through five years	125,535	125,012
Due after five years through ten years	—	—
Due after ten years	—	—
Other securities, which provide for periodic payments:
Asset-backed securities	29,799	30,021

Total	$214,505	$214,045

The following table presents components of the Company’s net investment income for the year ended:

	Year Ended December 31,
	2024	2023
Fixed maturities, available-for-sale	$7,842	$7,459
Short-term investments	—	1,957
Cash and cash equivalents	6,735	3,746

Gross investment income	14,577	13,162
Investment expenses	(397)	(509)

Net investment income	$14,180	$12,653

Proceeds from sales or maturities of fixed maturity
available-for-sale
securities for the year ended December 31, 2024 were $83,223 with $170 and $51 of gross realized gains and losses, respectively. Proceeds from sales of fixed maturity available-for-sale
securities for the year ended December 31, 2023 were $43,271 with $0.4 and $22 of gross realized gains and losses, respectively. Proceeds from sales or maturities of short-term securities for the year ended December 31, 2024 were $1,957. Proceeds from sales or maturities of short-term securities for the year ended December 31, 2023 were $5,760.

The company recorded the following activity pertaining to the allowance for credit losses:

December 31,
	2024	2023
Beginning balance – allowance for credit loss	$—	$—
Additions to the allowance for losses not previously recorded	—	—
Revisions to the allowance for losses previously recorded	—	—
Reduction in allowance for securities sold or impaired	—	—

Ending balance – allowance for credit loss	$—	$—